Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Parenthetical) (Detail) - Maximum [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Grading Down in and After 2031 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	6.52%	6.81%
2014 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Assumed health care cost trend, percentage	4.36%	4.39%